ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization And Principal Activities
Schedule of Organisation

	Place of incorporation/ registration and operations	Nominal value of issued common/ registered share capital	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited (“China Coal”)	Hong Kong	*	100	—	Investment holding
FMH Corporate Services Inc.	United States	*	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	*	—	100	Investment holding
Feishang Mining Holdings Limited	BVI	*	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	*	—	100	Investment holding
Newhold Investments Limited	BVI	*	100	—	Investment holding
Pineboom Investments Limited	BVI	*	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/Mainland China	CNY10,000	—	100	Provision of management and consulting services to other companies in the Group
Silver Moon Technologies Limited	BVI	CNY1	80	—	Dormant
Sunwide Capital Limited	BVI	*	100	—	Dormant
Yangpu Shuanghu Industrial Development Co., Limited	PRC/Mainland China	CNY1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/Mainland China	CNY50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/Mainland China	CNY59,480	—	100	Exploration and development of lead mine
Precise Space-Time Technology Limited (“PST Technology”)**	Hong Kong	HK$10	100		Investment holding
Shenzhen New Precise Space-Time Technology Co., Limited (“Shenzhen New PST”)	PRC/Mainland China	US$800	—	100	Investment holding
Shenzhen Qianhai Feishang Environmental Investment Co., Limited (“Shenzhen Qianhai”)**	PRC/Mainland China	CNY100,000	—	100	Investment holding
Shanghai Onway Environmental Development Co., Limited (“Shanghai Onway”)**	PRC/Mainland China	CNY20,408	—	51	Construction service, maintenance service and sales of equipment related to wastewater treatment
Zhejiang Xinyu Environmental Technology Co., Limited**	PRC/Mainland China	CNY20,000	—	51	Construction service, maintenance service and sales of equipment related to wastewater treatment
Shaoguan Angrui Environmental Technology Development Co., Limited (“Shaoguan Angrui”)**	PRC/Mainland China	CNY26,682	—	28	Wastewater and refuse treatment under service concession agreement